Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax asset	$ 4,051,000	$ 3,835,000
Valuation allowance	(4,051,000)	(3,835,000)
Deferred tax assets, total	$ 0	$ 0